CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net Loss	$ (31,747)	$ (5,726)	$ (30,679)	$ (24,663)	$ (22,439)
Unrealized foreign currency translation adjustments	(73)	34	(26)	120	141
Total Comprehensive Loss	(31,820)	(5,692)	(30,705)	(24,543)	(22,298)
Comprehensive loss attributable to legacy Nerdy holders prior to the reverse recapitalization	0	(5,692)	(23,533)	(24,543)	(22,298)
Comprehensive loss attributable to noncontrolling interests	(14,936)	0	(3,372)	0	0
Total Comprehensive Loss Attributable to Class A Common Stockholders	$ (16,884)	$ 0	$ (3,800)	$ 0	$ 0